Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2017
Financial Instruments and Risk Management
Financial Instruments and Risk Management

19.  Financial Instruments and Risk Management

Policies and Procedures

The company employs established risk management policies and procedures, which seek to reduce the company’s commercial risk exposure to fluctuations in commodity prices, interest rates, currency exchange rates and prices of the company’s common stock with regard to common share repurchases and the company’s deferred compensation stock plan. However, there can be no assurance that these policies and procedures will be successful. Although the instruments utilized involve varying degrees of credit, market and interest risk, the counterparties to the agreements are expected to perform fully under the terms of the agreements. The company monitors counterparty credit risk, including lenders, on a regular basis, but Ball cannot be certain that all risks will be discerned or that its risk management policies and procedures will always be effective. Additionally, in the event of default under the company’s master derivative agreements, the non-defaulting party has the option to set-off any amounts owed with regard to open derivative positions.

Commodity Price Risk

Aluminum

The company manages commodity price risk in connection with market price fluctuations of aluminum ingot through two different methods. First, the company enters into container sales contracts that include aluminum ingot-based pricing terms that generally reflect the same price fluctuations under commercial purchase contracts for aluminum sheet. The terms include fixed, floating or pass-through aluminum ingot component pricing. Second, the company uses certain derivative instruments such as option and forward contracts as economic and cash flow hedges of commodity price risk where there are material differences between sales and purchase contracted pricing and volume.

At December 31, 2017, the company had aluminum contracts limiting its aluminum exposure with notional amounts of approximately $581 million, of which approximately $506 million received hedge accounting treatment. The aluminum contracts, which are recorded at fair value, include economic derivative instruments that are undesignated, as well as cash flow hedges that offset sales and purchase contracts of various terms and lengths. Cash flow hedges relate to forecasted transactions that expire within the next two years. Included in shareholders’ equity at December 31, 2017, within accumulated other comprehensive earnings is a net after-tax gain of $36 million associated with these contracts. A net gain of $32 million is expected to be recognized in the consolidated statement of earnings during the next 12 months, the majority of which will be offset by pricing changes in sales and purchase contracts, thus resulting in little or no earnings impact to Ball.

Steel

Most sales contracts involving our steel products either include provisions permitting the company to pass through some or all steel cost changes incurred, or they incorporate annually negotiated steel prices.

Interest Rate Risk

The company’s objective in managing exposure to interest rate changes is to minimize the impact of interest rate changes on earnings and cash flows and to lower our overall borrowing costs. To achieve these objectives, the company may use a variety of interest rate swaps, collars and options to manage our mix of floating and fixed-rate debt. At December 31, 2017, the company had outstanding interest rate swap and option contracts with notional amounts of approximately $1.7 billion paying fixed rates expiring within the next two years. The amount recorded in accumulated other comprehensive earnings at December 31, 2017, is insignificant.

Currency Exchange Rate Risk

The company’s objective in managing exposure to currency fluctuations is to limit the exposure of cash flows and earnings from changes associated with currency exchange rate changes through the use of various derivative contracts. In addition, at times the company manages earnings translation volatility through the use of currency option strategies, and the change in the fair value of those options is recorded in the company’s net earnings. The company’s currency translation risk results from the currencies in which we transact business. The company faces currency exposures in its global operations as a result of various factors including intercompany currency denominated loans, selling our products in various currencies, purchasing raw materials and equipment in various currencies and tax exposures not denominated in the functional currency. Sales contracts are negotiated with customers to reflect cost changes and, where there is not an exchange pass-through arrangement, the company uses forward and option contracts to manage currency exposures. At December 31, 2017, the company had outstanding exchange forward contracts and option contracts with notional amounts totaling approximately $2.3 billion. Approximately $4 million of net after-tax gain related to these contracts is included in accumulated other comprehensive earnings at December 31, 2017, substantially all of which is expected to be recognized in the consolidated statement of earnings during the next 12 months. The contracts outstanding at December 31, 2017, expire within the next year.

Additionally, the company entered into a $1 billion cross-currency swap contract to partially mitigate the risk on foreign currency denominated intercompany debt in the second quarter of 2016. Approximately $27 million of net after-tax loss related to the intercompany debt is included in accumulated other comprehensive earnings at December 31, 2017, none of which is expected to be recognized in the consolidated statement of earnings during the next 12 months. As of December 31, 2017, the fair value of the cross-currency swap was a $117  million loss. The contract expires within the next three years.

Common Stock Price Risk

The company’s deferred compensation stock program is subject to variable plan accounting and, accordingly, is marked to fair value using the company’s closing stock price at the end of the related reporting period. The company entered into total return swaps to reduce the company’s earnings exposure to these fair value fluctuations that will be outstanding through March 2019 and that have a combined notional value of 2.7 million shares. Based on the current number of shares in the program, each $1 change in the company’s stock price has an insignificant impact on pretax earnings, net of the impact of related derivatives. As of December 31, 2017, the fair value of the swaps was a $5 million loss.

Collateral Calls

The company’s agreements with its financial counterparties require the company to post collateral in certain circumstances when the negative mark to fair value of the contracts exceeds specified levels. Additionally, the company has collateral posting arrangements with certain customers on these derivative contracts. The cash flows of the margin calls are shown within the investing section of the company’s consolidated statements of cash flows. As of December 31, 2017 and 2016, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $27 million and $44 million, respectively, and no collateral was required to be posted.

Fair Value Measurements

Ball has classified all applicable financial derivative assets and liabilities as Level 2 within the fair value hierarchy as of December 31, 2017 and 2016, and presented those values in the table below. The company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	December 31, 2017			December 31, 2016
($ in millions)	Derivatives Designated as Hedging Instruments	Derivatives not Designated as Hedging Instruments	Total	Derivatives Designated as Hedging Instruments	Derivatives not Designated as Hedging Instruments	Total

Assets:
Commodity contracts	$46	$3	$49	$17	$1	$18
Foreign currency contracts	5	10	15	1	—	1
Interest rate and other contracts	—	—	—	—	21	21
Total current derivative contracts	$51	$13	$64	$18	$22	$40

Commodity contracts	$6	$—	$6	$7	$—	$7
Interest rate and other contracts	—	—	—	39	—	39
Total noncurrent derivative contracts	$6	$—	$6	$46	$—	$46

Liabilities:
Commodity contracts	$4	$4	$8	$3	$—	$3
Foreign currency contracts	—	21	21	—	22	22
Interest rate and other contracts	—	2	2	—	—	—
Total current derivative contracts	$4	$27	$31	$3	$22	$25

Interest rate and other contracts	$117	$3	$120	$—	$—	$—
Total noncurrent derivative contracts	$117	$3	$120	$—	$—	$—

The company uses closing spot and forward market prices as published by the London Metal Exchange, the Chicago Mercantile Exchange, Reuters and Bloomberg to determine the fair value of any outstanding aluminum, currency, energy, inflation and interest rate spot and forward contracts. Option contracts are valued using a Black-Scholes model with observable market inputs for aluminum, currency and interest rates. We value each of our financial instruments either internally using a single valuation technique or from a reliable observable market source. The company does not adjust the value of its financial instruments except in determining the fair value of a trade that settles in the future by discounting the value to its present value using 12-month LIBOR as the discount factor. Ball performs validations of our internally derived fair values reported for our financial instruments on a quarterly basis utilizing counterparty valuation statements. The company additionally evaluates counterparty creditworthiness and, as of December 31, 2017, has not identified any circumstances requiring that the reported values of our financial instruments be adjusted.

The following tables provide the effects of derivative instruments in the consolidated statement of earnings and on accumulated other comprehensive earnings (loss):

		Year Ended December 31, 2017
($ in millions)	Location of Gain (Loss) Recognized in Earnings on Derivatives	Cash Flow Hedge - Reclassified Amount from Accumulated Other Comprehensive Earnings (Loss)	Gain (Loss) on Derivatives not Designated as Hedge Instruments

Commodity contracts - manage exposure to customer pricing	Net sales	$(7)	$(4)
Commodity contracts - manage exposure to supplier pricing	Cost of sales	50	(5)
Foreign currency contracts - manage general exposure with the business	Selling, general and administrative	(1)	(57)
Cross-currency swaps - manage intercompany currency exposure within the business	Selling, general and administrative	(136)	—
Cross-currency swaps - manage intercompany currency exposure within the business	Interest expense	16	—
Equity contracts	Selling, general and administrative	—	(1)
Total		$(78)	$(67)

		Year Ended December 31, 2016
($ in millions)	Location of Gain (Loss) Recognized in Earnings on Derivatives	Cash Flow Hedge - Reclassified Amount from Accumulated Other Comprehensive Earnings (Loss)	Gain (Loss) on Derivatives not Designated as Hedge Instruments

Commodity contracts - manage exposure to customer pricing	Net sales	$(1)	$—
Commodity contracts - manage exposure to supplier pricing	Cost of sales	(7)	(4)
Interest rate contracts - manage exposure for outstanding debt	Interest expense	(1)	—
Interest rate contracts - manage exposure for forecasted Rexam financing	Debt refinancing and other costs	—	(20)
Foreign currency contracts - manage exposure to sales of products	Cost of sales	1	1
Foreign currency contracts - manage general exposure with the business	Selling, general and administrative	3	53
Foreign currency contracts - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(191)
Cross-currency swaps - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(4)
Cross-currency swaps - manage intercompany currency exposure within the business	Selling, general and administrative	64	—
Commodity contracts and currency exchange contracts - attributed to the Divestment Business	Business consolidation and other activities	(5)	—
Equity contracts	Selling, general and administrative	—	(1)
Total		$54	$(166)

		Year Ended December 31, 2015
($ in millions)	Location of Gain (Loss) Recognized in Earnings on Derivatives	Cash Flow Hedge - Reclassified Amount from Accumulated Other Comprehensive Earnings (Loss)	Gain (Loss) on Derivatives not Designated as Hedge Instruments

Commodity contracts - manage exposure to customer pricing	Net sales	$5	$1
Commodity contracts - manage exposure to supplier pricing	Cost of sales	(23)	(5)
Interest rate contracts - manage exposure for forecasted Rexam financing	Debt refinancing and other costs	—	(16)
Foreign currency contracts - manage exposure to sales of products	Cost of sales	—	2
Foreign currency contracts - manage general exposure with the business	Selling, general and administrative	2	(7)
Foreign currency contracts - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(41)
Cross-currency swaps - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(7)
Equity contracts	Selling, general and administrative	—	4
Total		$(16)	$(69)

The changes in accumulated other comprehensive earnings (loss) for effective derivatives were as follows:

	Years Ended December 31,
($ in millions)	2017	2016	2015

Amounts reclassified into earnings:
Commodity contracts	$(43)	$8	$18
Cross-currency swap contracts	120	(64)	—
Interest rate contracts	—	1	—
Commodity and currency exchange contracts attributed to the divestment business	—	5	—
Currency exchange contracts	1	(4)	(2)
Change in fair value of cash flow hedges:
Commodity contracts	67	22	(29)
Interest rate contracts	—	(1)	—
Cross-currency swap contracts	(137)	39	—
Currency exchange contracts	7	3	4
Foreign currency and tax impacts	20	(19)	1
	$35	$(10)	$(8)